Summary of Significant Accounting Policies (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Percent of interest in the General Partners Controlling Interest	53.20%	53.30%
Interest in the General Partners Controlling Interest (in shares)	2,353,328	2,414,615